INCOME TAXES (Schedule of Deferred Tax Assets (Liabilities)) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Net operating loss carry forwards	$ 10,280	$ 5,699
Research and development	4,008	4,463
Other temporary differences mainly relating to reserve and allowances	4,058	1,929
Deferred tax assets, before valuation allowance	18,346	12,091
Valuation allowance	4,212	3,985
Total deferred tax assets, net	14,134	8,106
Deferred tax liabilities:
Intangible assets	(17,971)	(3,189)
Property and equipment, net	(3,275)	(331)
Deferred tax liability	(21,246)	(3,520)
Total deferred tax asset (liability), net	(7,112)	4,586
Deferred tax asset (liability), net [Line Items]
Long term deferred tax liability	(19,456)	(331)
Total deferred tax asset (liability), net	(7,112)	4,586
Domestic [Member]
Deferred tax liabilities:
Total deferred tax asset (liability), net	4,745	4,893
Deferred tax asset (liability), net [Line Items]
Long term deferred tax asset, net	5,006	$ 4,893
Long term deferred tax liability	(261)
Total deferred tax asset (liability), net	4,745	$ 4,893
Foreign [Member]
Deferred tax liabilities:
Total deferred tax asset (liability), net	(11,857)	(307)
Deferred tax asset (liability), net [Line Items]
Long term deferred tax asset, net	7,338	24
Long term deferred tax liability	(19,195)	(331)
Total deferred tax asset (liability), net	$ (11,857)	$ (307)